CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Retail merchandise sales									$ 367,187	$ 287,456	$ 236,797
Pawn loan fees									181,555	152,237	122,320
Consumer loan and credit services fees									43,781	48,692	46,876
Wholesale scrap jewelry revenue									68,325	103,706	108,004
Total revenue	185,203	173,379	142,354	159,912	178,257	148,700	131,505	133,629	660,848	592,091	513,997
Cost of revenue:
Cost of retail merchandise sold									221,361	167,144	142,106
Consumer loan and credit services loss provision									11,368	12,556	11,331
Cost of wholesale scrap jewelry sold									58,545	76,853	71,305
Total cost of revenue	85,011	79,404	58,207	68,652	79,200	63,518	57,379	56,456	291,274	256,553	224,742
Net revenue	100,192	93,975	84,147	91,260	99,057	85,182	74,126	77,173	369,574	335,538	289,255
Expenses and other income:
Store operating expenses									181,321	148,879	126,107
Administrative expenses									49,530	50,211	45,259
Depreciation and amortization									15,361	12,939	10,944
Interest expense									3,492	1,488	135
Interest income									(322)	(216)	(277)
Total expenses and other income	64,377	64,524	60,387	60,094	58,116	55,294	49,243	50,648	249,382	213,301	182,168
Income from continuing operations before income taxes									120,192	122,237	107,087
Provision for income taxes									35,713	41,375	36,950
Income from continuing operations	25,518	23,127	15,654	20,180	27,612	19,578	16,297	17,375	84,479	80,862	70,137
Income (loss) from discontinued operations, net of tax	(740)	14	9	84	(3)	(689)	52	137	(633)	(503)	7,645
Net income	$ 24,778	$ 23,141	$ 15,663	$ 20,264	$ 27,609	$ 18,889	$ 16,349	$ 17,512	$ 83,846	$ 80,359	$ 77,782
Basic income per share:
Income from continuing operations (basic) (in dollars per share)									$ 2.91	$ 2.80	$ 2.29
Income (loss) from discontinued operations (basic) (in dollars per share)									$ (0.02)	$ (0.02)	$ 0.24
Net income per basic share (in dollars per share)									$ 2.89	$ 2.78	$ 2.53
Diluted income per share:
Income from continuing operations (diluted) (in dollars per share)	$ 0.87	$ 0.79	$ 0.53	$ 0.68	$ 0.93	$ 0.67	$ 0.56	$ 0.57	$ 2.86	$ 2.72	$ 2.23
Income (loss) from discontinued operations (diluted) (in dollars per share)	$ (0.03)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.03)	$ 0.00	$ 0.01	$ (0.02)	$ (0.02)	$ 0.24
Net income per diluted share (in dollars per share)	$ 0.84	$ 0.79	$ 0.53	$ 0.68	$ 0.93	$ 0.64	$ 0.56	$ 0.58	$ 2.84	$ 2.70	$ 2.47